Fair value measurements and Hedging	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Fair value measurements and Hedging:

14.       Fair value measurements and Hedging:

Fair value measurements

The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets in accordance with ASC Topic 815, “Derivatives and Hedging”.

I.        Fair value on a recurring basis:

Interest rate swaps

During the year ended December 31, 2018, all of the Company’s previous interest rates swaps matured or were repaid prior to their maturity through the refinancing of the corresponding debt. Therefore as of December 31, 2018 and June 30, 2019 the Company has not had any open positions on interest rate swaps.

Forward Freight Agreements (“FFAs”) and Bunker Swaps

During the year ended December 31, 2018 and the six-month period ended June 30, 2019, the Company entered into a certain number of FFAs on the Capesize, Panamax and Supramax indexes. The results of the Company’s FFAs for the six-month periods ended June 30, 2018 and 2019 and the valuation of the Company’s open positions as at December 31, 2018 and June 30, 2019 are presented in the tables below.

During the year ended December 31, 2018 and the six-month period ended June 30, 2019, the Company also entered into a certain number of bunker swaps. The results of the Company’s bunker swaps for the six-month periods ended June 30, 2018 and 2019 and the valuation of the Company’s open positions as at December 31, 2018 and June 30, 2019 are presented in the tables below.

The amounts of Gain / (Loss) on derivative financial instruments, forward freight agreements and bunker swaps recognized in the unaudited interim condensed consolidated statements of operations, are analyzed as follows:

	Six months ended June 30,
	2018	2019
Consolidated Statement of Operations
Gain/(loss) on derivative financial instruments, net
Unrealized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	$140	$-
Realized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	(141)	-
Total Gain/(loss) on derivative financial instruments, net	$(1)	$-

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss)	(73)	-
Total Gain/(loss) recognized	$(73)	$-

Gain/(loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on forward freight agreements	1,580	8,337
Realized gain/(loss) on bunker swaps	71	33
Unrealized gain/(loss) on forward freight agreements	(1,097)	(2,290)
Unrealized gain/(loss) on bunker swaps	1,446	1,303
Total Gain/(loss) recognized	$2,000	$7,383

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3: Unobservable inputs that are not corroborated by market data

The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2018 and June 30, 2019 based on Level 2 observable inputs of the fair value hierarchy such as interest rate curves.

	Significant Other Observable Inputs (Level 2)
	December 31, 2018		June 30, 2019
	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - asset position	$ 537	-		-
Total	$ 537	-	$ -	-
LIABILITIES
Forward freight agreements - liability position	$ -	-	1,902	-
Bunker swaps - liability position	1,799	-	496	-
Total	$ 1,799	-	2,398	-

The carrying values of temporary cash investments, restricted cash, accounts receivable, other current assets, accrued liabilities, due from/to related parties, due from/to managers and accounts payable approximate their fair value due to the short-term nature of these financial instruments. Temporary cash investments and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair value of long-term bank loans and bareboat leases (Level 2), bearing interest at variable interest rates, approximates their recorded values as of June 30, 2019.

The 2022 Notes have a fixed rate, and their estimated fair value, determined through Level 1 inputs of the fair value hierarchy (quoted price on NASDAQ under the ticker symbol SBLKZ), is approximately $51,100 as of June 30, 2019.

II.        Fair value on a non-recurring basis:

As further disclosed in Note 5, during the six months period ended June 30, 2019 the Company recognized an impairment loss of $3,411 related to the sale of the vessels Star Anna and Star Gamma which were delivered to their new owners during the third quarter of 2019. The carrying value of the sold vessels was written down to their fair value as determined by reference to their agreed sale prices (Level 2) as per their sale agreements dated June 21, 2019 and July 8, 2019, respectively.

The following table summarizes the valuation of these assets measured at fair value on a non-recurring basis as of June 30, 2019:

Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Impairment loss
	(Level 1)	(Level 2)	(Level 3)
Vessels, net	$-	24,475	-	3,411
TOTAL	$-	24,475	-	3,411

 The Company’s impairment analysis as of June 30, 2019, indicated that the carrying amount of the Company’s vessels, was recoverable, and therefore, the Company concluded that no impairment charge, was necessary.